Market Risk	12 Months Ended
Dec. 31, 2021
Disclosure Of Market Risk Exposure [Abstract]
Market Risk
Market risk

Overview
Market risk comprises non-traded market risk and traded market risk.
Non-traded market risk is the risk of loss of income, economic or market value due to changes to interest rates in the non-trading book or to changes in other market risk factors (e.g. credit spread and inflation risk), where such changes would affect our net worth through an adjustment to revenues, assets, liabilities and off-balance sheet exposures in the non-trading book.
Traded market risk is the risk of changes in market factors that affect the value of the positions in the trading book.
In this section, we set out which of our assets and liabilities are exposed to non-traded and traded market risk. Then we explain how we manage these risks and discuss our key market risk metrics. We also provide an update on the process of replacing LIBOR and other Interbank Offered Rates.

Key metrics
Net Interest Margin (NIM) sensitivity to +25bps was £89m and to ‑25bps was £(94)m (2020: £116m and £(23)m)
Economic Value of Equity (EVE) sensitivity to +25bps was £89m and to ‑25bps was £(125)m (2020: £190m and £(369)m)

BALANCE SHEET ALLOCATION BY MARKET RISK CLASSIFICATION (AUDITED)
We manage our assets and liabilities exposed to market risk as either non-traded or traded market risk. We classify all our assets and liabilities exposed to market risk as non-traded market risk, except for certain derivatives that we manage on a trading intent basis. For accounting purposes, we classify all derivatives as held for trading unless they are designated as being in a hedging relationship. The derivatives that we manage on a trading intent basis are a small proportion of the derivatives that we classify as held for trading for accounting purposes. For more, see Note 11 to the Consolidated Financial Statements.
NON-TRADED MARKET RISK
OUR KEY NON-TRADED MARKET RISKS (AUDITED)
Non-traded market risk mainly comes from providing banking products and services to our customers, as well as our structural balance sheet exposures. It arises in all our business segments.
In Retail Banking, Consumer Finance and Corporate & Commercial Banking, it is a by-product of us writing customer business and we transfer most of these risks to Corporate Centre to manage. The only types of non-traded market risk that we keep in Retail Banking, Consumer Finance and Corporate & Commercial Banking are short-term mismatches due to forecasting variances in prepayment and launch risk. This is where customers repay their loans earlier than their expected maturity date or do not take the expected volume of new products.
Before the transfer in Q4 2021, in Corporate & Investment Banking, it arose from lending to corporates, which we also transferred to Corporate Centre to manage. Corporate Centre also manages our structural balance sheet exposures, such as foreign exchange and Income Statement volatility risk.
Our key non-traded market risks are:

Key risks	Description
Interest rate risk
Yield curve risk: comes from timing mismatches in repricing fixed and variable rate assets, liabilities and off-balance sheet instruments. It also comes from investing non-rate sensitive liabilities in interest-earning assets. We mainly measure yield curve risk with NIM and EVE sensitivities, which are measures commonly used in the financial services industry. We also use other risk measures, such as Value at Risk (VaR) which is a statistical measure based on a historical simulation of events, and stress testing. Our NIM and EVE sensitivities cover all the material yield curve risk in our banking book balance sheet.
Basis risk: comes from pricing assets using a different rate index to the liabilities that fund them. We are exposed to basis risks associated with Bank of England bank rate, reserve rate linked assets we deposit with central banks, the Sterling Overnight Index Average (SONIA) rate, and LIBOR rates of different terms. LIBOR for Sterling, Swiss Francs and Japanese Yen were replaced with Risk Free Rates at the end of 2021. We will have some legacy positions using synthetic LIBOR in 2022, but there should be no basis risk incurred on re-hedging these positions. We are also very advanced with the transition of our loan and derivative portfolios. As the transition progresses, we continue to monitor our basis risk positions.

Spread risk	Spread risk arises when the value of assets or liabilities which are accounted for at fair value (either through Other Comprehensive Income or through Profit and Loss) are affected by changes in the spread. We measure these spreads as the difference between the discount rate we use to value the asset or liability, and an underlying interest rate curve.
Spread risks can be split into Swap Spread (where the instrument has been issued by a Sovereign counterparty) and Credit Spread (where the instrument has been issued by for example a corporate or bank counterparty). It mainly arises in the bond portfolios we hold for liquidity purposes. We measure spread risk with sensitivities, stress tests and VaR measures.
Foreign exchange risk	Our banking businesses operate mainly in sterling markets, so we do not create significant foreign exchange exposures. The only exception to this is money we raise in foreign currencies. For more on this, see ‘Wholesale funding’ in the ‘Liquidity risk’ section.
Income statement volatility risk
We measure most of the assets and liabilities in our banking book balance sheet at amortised cost. We sometimes manage their risk profile by using derivatives. As all derivatives are accounted for at fair value, the mismatch in their accounting treatment can lead to volatility in our Income Statement. This happens even if the derivative is an economic hedge of the asset or liability.

NON-TRADED MARKET RISK MANAGEMENT
Risk appetite
Our framework for dealing with market risk is part of our overall Risk Framework. Our Structural and Market Risk framework sets out our high-level arrangements and standards to manage, control and oversee non-traded market risk. Our Risk Appetite sets the controls, risk limits and key risk metrics for non-traded market risk. We articulate risk appetite by the income and value sensitivity limits we set in our Risk Appetite, at both Santander UK and Banco Santander group levels.
Risk measurement
For non-traded market risk, we mainly measure our exposures with NIM and EVE sensitivity analysis. We support this with VaR risk measures and stress testing. We also monitor our interest rate repricing gap.
NIM and EVE sensitivities
The calculations for NIM and EVE sensitivities involve many assumptions, including expected customer behaviour (such as early repayment of loans) and how interest rates may move. These assumptions are a key part of our overall control framework, so we update and review them regularly.
Our NIM and EVE sensitivities include the interest rate risk from all our banking book positions. Our banking book positions generate almost all our reported net interest income.

NIM sensitivity
–NIM sensitivity is an income-based measure we use to forecast the changes to interest income and interest expense in different scenarios. It gives us a combined impact on net interest income over a given period – usually 12 or 36 months.

–We calculate NIM sensitivity by simulating the NIM using two yield curves. The difference between the two NIM totals is the NIM sensitivity.
–Our main model assumptions are that:
–The balance sheet is dynamic. This means that it includes the run-off of current assets and liabilities as well as retained and new business
–We use a behavioural balance sheet rather than a contractual one. This means that we adjust balances for their behavioural or assumed profile. We do this with most retail products whose behavioural maturity is different to the contractual maturity. This is usually because customers are exercising the option to withdraw or prepay early, or there is no contractual maturity.

EVE sensitivity
–We calculate EVE sensitivity as the change in the net present value of all the interest rate sensitive items in the banking book balance sheet for a defined set of instantaneous parallel and non-parallel shifts in the yield curve.

–We use a static balance sheet. This means that all balance sheet items run-off according to their contractual, behavioural or assumed run-off behaviour (whichever is appropriate), and there is no retained or new business.

The limitations of sensitivities
We use sensitivities to measure the impact of standard, instantaneous, parallel shifts in relevant yield curves. The advantage of using standard parallel shifts is they generally give us a constant measure of the size of our market risk exposure, with a simple and consistent stress. This compares to specific scenarios like ‘flat rates’. The magnitude of flat rates depends on the shape of the current curve and the shift required to reach the flat rate scenario.
We also run non-parallel stress tests, to calculate the impact of some plausible non-parallel scenarios, and over various time periods for income stresses, usually one or three years.
VaR (audited)

VaR
–VaR indicates the losses that we might suffer because of unfavourable changes in the markets under normal (non-stressed) market conditions.
–We run a historical simulation using historical daily price moves, at a 99% confidence level for example, to find how much we might lose – the VaR.
–For any given day’s position, we expect to suffer losses greater than the VaR estimate 1% of the time – once every 100 trading days, or two to three times a year.
–This gives us a consistent way of assessing risk for all relevant market risk factors in our portfolios.

The limitations of VaR
VaR is a useful and important market standard measure of risk, but it does have some limitations. These include:
–VaR assumes what happened in the past is a reliable way to predict what will happen in the future. This may not always be the case
–VaR is based on positions at the end of the business day so it doesn’t include intra-day positions
–VaR does not predict how big the loss could be on the 1% of trading days that it is greater than the VaR
–Using a time horizon of one day means VaR does not tell us everything about exposures that we cannot liquidate or hedge within a day, or products with infrequent pricing.
Back-testing – comparing VaR estimates with reality
To check that the way we estimate VaR is reasonable, we back-test our VaR by comparing it against both actual and hypothetical profits and losses, using a one-day time horizon. Back-testing allows us to identify exceptions – times when the predictions were out of line with what happened. We can then look for trends in these exceptions, which can help us decide whether we need to recalibrate our VaR model.
Other ways of measuring risk
As well as using sensitivities and stress tests, we can measure non-traded market risk using net notional positions. This can give us a simple view of our exposure, although we generally need to combine it with other risk measures to cover all aspects of a risk profile, such as projected changes over time.
Other metrics we can use include Earnings at Risk (EaR). Although VaR can be useful as it captures changes in economic values, as we describe above, VaR will not reflect the actual Income Statement impact of most of our banking book positions. This is because we account for them at amortised cost rather than fair value. EaR is like VaR but captures changes in income rather than value. We use this approach for example to generate a one-year EaR measure to assess Basis risk.
Stress testing
Stress testing is an essential part of our risk management. It helps us to measure and evaluate the potential impact on portfolio values of more extreme, although plausible, events or market moves. We express limits as on how much we could lose in a stress event, and this restricts how much risk we take.
Stress testing scenarios
Simple stress tests (like parallel shifts in relevant curves) give us clear measures of risk control and a consistent starting point for setting limits. More complex, multi-factor and multi-time period stress tests can give us information about specific potential events. They can also test outcomes that we might not capture through parallel stresses or VaR-type measures because of data or model limitations. We can also use stress tests to estimate losses in extreme market events beyond the confidence level used in VaR models.
We can adapt our stress tests to reflect current concerns such as climate change risk, the Covid-19 pandemic and other macroeconomic events or changing market conditions quicker than we can with other risk measures, like VaR. We can include both individual business area stresses and Santander UK-wide scenarios. We can produce stress tests using either income or value measures. They cover one or more categories of exposures on an accruals basis or at fair value. We use expert judgement to define appropriate hypothetical stress tests and any adjusting assumptions based on the balance sheet, management actions and customer behaviour.
How we use stress testing
We discuss stress testing results at senior management committees. They affect Corporate Centre’s decisions by highlighting possible risks in the banking book and the effectiveness of remedial actions we could take. We compare stress test results with stress limits and triggers set by our internal committees, or against metrics set by the PRA. If the results are over our limits or triggers, we take remedial actions and follow an escalation process.
Risk mitigation (audited)
We mitigate Income Statement volatility mainly through hedge accounting. We monitor any hedge accounting ineffectiveness that might lead to Income Statement volatility with a VaR measure and trigger, reported monthly. For our accounting policies for derivatives and hedge accounting, see Note 1 to the Consolidated Financial Statements.
We typically hedge the interest rate risk of the securities we hold for liquidity and investment purposes with interest rate swaps, retaining spread exposures. These retained exposures are the key drivers of the VaR and stress tests we use to assess the risk of the portfolio.
We hedge our foreign currency funding positions back to sterling, so our foreign exchange positions tend to be residual exposures that remain after hedging. These positions could be, for example, to ‘spot’ foreign exchange rates or to cross currency basis. We monitor foreign exchange risk against absolute net exposures and VaR-based limits and triggers.
For more on this, see ‘Funding strategy‘ and ‘Term issuance’ in the ‘Liquidity risk’ section.
Risk monitoring and reporting (audited)
We monitor the non-traded market risks of the securities we hold for liquidity and investment purposes using sensitivities, VaR and stress tests. We report them against limits and triggers to senior management daily and to ALCO and ERCC each month. The VaR we report captures all key sources of volatility (including interest rate and spread risks) to fully reflect the potential volatility.
NON-TRADED MARKET RISK REVIEW
Interest rate risk
Yield curve risk
The table below shows how our base case income and valuation would be affected by a 25 basis points (bps) and a 50 bps parallel shift (both up and down) applied instantaneously to the yield curve at 31 December 2021 and 31 December 2020. Sensitivity to parallel shifts represents the amount of risk in a way that we think is both simple and scalable. From 2021, we have typically focused on a 25bps stress for non-traded market risk controls that reflects a more plausible yield curve stress in the current low rate environment. We continue to monitor sensitivities to other parallel and non-parallel shifts as well as scenarios. Sensitivities to a 50bps shift are also provided this year as a bridge to previous year's disclosures.

	2021				2020
	+25bps	-25bps	+50bps	-50bps	+25bps	-25bps	+50bps	-50bps
	£m	£m	£m	£m	£m	£m	£m	£m
NIM sensitivity (audited)	89	(94)	167	(205)	116	(23)	225	(15)
EVE sensitivity	89	(125)	148	(301)	190	(369)	367	(585)
Basis risk
We report basis risk using the EaR approach.

	2021	2020
	£m	£m
Basis risk EaR	2	8

Interest rate repricing gap
The table below shows the interest rate repricing gap of our balance sheet by repricing buckets.

	3 months	1 year	3 years	5 years	>5years	Not sensitive	Total
2021	£m	£m	£m	£m	£m	£m	£m
Assets	111,211	45,979	77,726	44,418	7,191	16,930	303,455
Liabilities	190,649	17,328	25,735	16,108	28,733	25,551	304,104
Off-balance sheet	27,369	(18,508)	(19,842)	3,447	8,183	—	649
Net gap	(52,069)	10,143	32,149	31,757	(13,359)	(8,621)	—

2020
Assets	121,812	47,975	71,729	37,114	7,944	16,513	303,087
Liabilities	191,178	22,836	21,013	16,322	27,385	25,551	304,285
Off-balance sheet	25,788	(11,081)	(17,322)	(1,794)	5,607	—	1,198
Net gap	(43,578)	14,058	33,394	18,998	(13,834)	(9,038)	—
Spread risk
The table below shows the risk metrics covering the portfolios of securities we hold for liquidity and investment purposes.

	2021	2020
	£m	£m
VaR	4	7
Worst three month stressed loss	56	93
2021 compared to 2020
We regularly review our risk models and metrics including underlying modelling assumptions to ensure they continue to reflect the risks inherent in the prevailing rate environment and incorporate regulatory expectations. The adverse movement in NIM sensitivities in 2021 was largely driven by changes in modelling assumptions used for risk measurement purposes. These were partially offset by less margin compression risk following a steepening in the yield curve. These assumption changes also contributed to the movement in sensitivities in 2021 and this was offset to a larger extent by the higher curve and lower margin compression risk over the longer time horizon considered under the EVE metric.
The basis risk EaR decreased in 2021 due to reduced underlying net basis position, following the move to risk-free rates as part of our IBOR transition programme.
TRADED MARKET RISK
OUR KEY TRADED MARKET RISKS (AUDITED)
Our traded market risks come from providing financial services to our customers. Our exposures are affected by market movements in interest rates, credit spreads, and foreign exchange rates. Traded market risk can reduce our net income.
We only have a very small amount of traded market risk. This is from permitted products sold to permitted customers. We hedge risks from client trades. Our books are as close to back-to-back as possible. Market risk is hedged with Banco Santander SA or CCPs. This is required by Banking Reform legislation.
We have two trading desks. The Link Desk transacts derivatives with our corporate clients that are permitted under the ring-fencing regime. The Retail Structured Products desk (RSP) sells investments to retail investors, through our UK branches and other channels. The Link Desk is exposed to the credit quality of our clients. We adjust valuations for this with the Credit Valuation Adjustment (CVA), which feeds our valuations and hence income and expenses. The low market risk in our trading business means that CVA is the main driver of income movements, along with similar factors – Debt Valuation Adjustment (DVA) driven by our own credit, and Liquidity Valuation Adjustment (LVA) driven by the market price of liquidity. These valuation adjustments are collectively referred to as XVAs.
We calculate market risk capital using standard rules.
TRADED MARKET RISK MANAGEMENT
Risk appetite
Market risk is managed within our overall Risk Framework. Our market risk framework sets our high level arrangements and standards for managing and controlling traded market risk. Our Risk Appetite for traded market risk is low. We only need to report a qualitative measure to the Board.
Risk measurement
We have a range of ways of measuring traded market risk, including stress testing (explained in the Non-traded market risk management section above) and detailed sensitivity measures.
Stress testing
This is an essential part of our risk management. It helps us measure and evaluate the possible results of extreme, although plausible, events and market moves. We set limits on what we could lose in a stress event. This restricts how much risk we take.
Stress testing scenarios
We calculate the impact of 100 scenarios on our trading books every month. The scenarios we create may be inspired by past events, like the global financial crisis and the Covid-19 pandemic. They may include ways that unusual market conditions could happen. They include interest rates, equity prices and exchange rates. Most are reported against limits, and so could lead to our front office being asked to reduce risk. Our scenarios are not all calibrated to the same severity; some may be for a much longer holding period or a completely artificial and unrealistic scenario. We therefore do not limit all of them in the same way.
How we use stress testing
We use limits to manage how much we can lose in a crisis. This limits the risk we take. We make sure that plausible losses are below the Risk Appetite set by the Board. We report to senior management regularly at the Market & Structural Risk Control Forum.
Risk mitigation (audited)
We manage and control traded market risk within clear limits. There are specific levels that need escalation or action. This means we limit the impact of negative market movements. We keep the areas that create traded market risk separate from areas which control and oversee risk.
Risk monitoring and reporting (audited)
We maintain a complete set of written policies, procedures, and processes. These make sure we identify, assess, manage, and report traded market risk.
TRADED MARKET RISK REVIEW
2021 compared to 2020
In 2021, there were no significant changes to our traded market risk exposures. Our exposure to traded market risk is small, and arises from permitted transactions under the ring-fencing regime, offset by permitted market risk hedges.
The Internal VaR for exposure to traded market risk in 2021 was less than £1m (2020: less than £1m).